Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Total Cognyte Software Ltd. Equity	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Former Net Parent Investment	Accumulated Other Comprehensive Loss	Non-controlling Interest
Beginning balance at Jan. 31, 2021	$ 270,371	$ 257,501	$ 0	$ 0	$ 0	$ 0	$ 273,006	$ (15,505)	$ 12,870
Increase (Decrease) in Stockholders' Equity
Spin-off from Verint	9,558	9,558					9,558
Net (loss) income	(10,256)	(14,890)				(14,890)			4,634
Other comprehensive income (loss)	(1,388)	(1,174)						(1,174)	(214)
Reclassification of former net parent investment	0			282,564			(282,564)
Share-based compensation activity	34,323	34,323		34,142	181
Repurchase of shares	(181)	(181)			(181)
Dividends to noncontrolling interest	(3,338)								(3,338)
Ending balance at Jan. 31, 2022	299,089	285,137	0	316,706	0	(14,890)	0	(16,679)	13,952
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(109,951)	(114,132)				(114,132)			4,181
Other comprehensive income (loss)	1,811	1,365						1,365	446
Share-based compensation activity	21,759	21,759		21,759
Dividends to noncontrolling interest	(2,934)								(2,934)
Ending balance at Jan. 31, 2023	209,774	194,129	0	338,465	0	(129,022)	0	(15,314)	15,645
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(11,645)	(15,570)				(15,570)			3,925
Other comprehensive income (loss)	2,424	2,684						2,684	(260)
Share-based compensation activity	16,632	16,632		16,632
Dividends to noncontrolling interest	(2,452)								(2,452)
Ending balance at Jan. 31, 2024	$ 214,733	$ 197,875	$ 0	$ 355,097	$ 0	$ (144,592)	$ 0	$ (12,630)	$ 16,858